Financing and Interest	12 Months Ended
Dec. 31, 2023
Financing and Interest [Abstract]
FINANCING AND INTEREST

17. FINANCING AND INTEREST

($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Accretion on long-term debt	$106,435	$74,176	$22,186
Other and cash interest	2,873	2,155	1,926
Accretion on decommissioning liabilities	906	743	298
Financing and interest expense	$110,214	$77,074	$25,050

The total interest and finance expense of $108.3 million during the year ended December 31, 2023, included $42.1 million of accelerated unamortized debt related costs and $19.2 million of debt redemption premiums on the redemption of the 2025 Notes.